SEGMENT REPORTING - Narrative (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Number of reportable segments	3
Majority percentage of non-current assets	73.50%	71.60%